Warrants Liability - Summary of Fair Value Of The Warrants (Detail) - Fair Value, Inputs, Level 3 [Member] - Warrant [Member]	Dec. 31, 2021	Dec. 31, 2020
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	3.2128	3.97
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.40171	0.40171
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.13	0.13
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	45.85	48.15
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	1.59
Risk-free interest rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.1
Risk-free interest rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input		0.17
Expected dividend rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0	0